Loss on Impairments and Write-off of Inventory and Other (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Sep. 19, 2019	May 31, 2019
Statement [Line Items]
Loss on impairment	$ 176,452
Solmic GmbH [member]
Statement [Line Items]
Advances to related party			$ 1,441,600
Prepaid inventory write-offs	480,480
Prepaid expenses write-offs	961,120
Business Acquisition [member]
Statement [Line Items]
Loss on impairment	$ 36,635
Loans Agreement [Member]
Statement [Line Items]
Loan receivable, principal amount		$ 150,000
Interest rate		18.00%